Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line items]
Deposit	$ 743,446	$ 723,376	[1]
Purchased notes, net	500	1,600
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	414,178	412,561
Deposits structured liabilities	14,600	14,600
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	379,963
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	209,121
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	60,500	60,800
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	274,300	258,400
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 48,300	$ 53,600

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 “Insurance Contracts” (IFRS 17) in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.